Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived Intangible Assets
The following table summarizes the Group’s intangible assets:

	December 31, 2018	December 31, 2019
	RMB	RMB
Gross carrying amount
Copyright	7,918	8,547
Software	610	1,370
Trademark and others	425	1,053

Total intangible assets	8,953	10,970

Less: accumulated amortization
Copyright	(7,145)	(8,308)
Software	(303)	(735)
Trademark and others	(54)	(226)

Intangible assets, net	1,451	1,701

Summary of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2020	802
2021	439
2022	315
2023	115
2024	30